SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Geographic Area Information Includes Revenue

The following geographic area information includes revenue based on location of players for the years ended December 31, 2014, 2015 and 2016:

	2014	2015	2016	2016
	RMB	RMB	RMB	US$(Note 3)
Greater China	41,969,350	33,201,421	48,041,372	6,919,397
North America	14,906,530	8,382,753	3,012,901	433,948
Other areas	7,401,011	4,827,157	5,145,013	741,035
Total	64,276,891	46,411,331	56,199,286	8,094,380